INVENTORY (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Details
Raw Materials	$ 68,722	$ 67,664	$ 68,047
Packaging Components	18,454	17,546	84,927
Work-In-Process	23,920	829	17,406
Finished Goods
Inventory, Gross	111,096	86,039	170,380
Reserve for Obsolescence	(41,109)	(41,043)	(89,095)
Total inventory	$ 69,987	$ 44,996	$ 81,285